Investment Securities (Investments Classified by Contractual Maturity Date) (Detail) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Available for sale Securities, Amortized Cost, Due in 1 year or less	$ 1,293,000	$ 1,293,000
Available for sale Securities, Amortized Cost, Due after 1 year but within 5 years	20,311,000	19,656,000
Available for sale Securities, Amortized Cost, Due after 5 years but within 10 years	47,618,000	66,084,000
Available for sale Securities, Amortized Cost, Due after 10 years	14,046,000	23,566,000
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	83,268,000	110,599,000
Equity Securities, Amortized Cost	1,168,000	1,268,000
Available-for-sale securities, Amortized Cost	112,979,000	138,048,000	$ 133,350,000
Available for sale Securities, Fair Value, Due in 1 year or less	1,292,000	1,305,000
Available for sale Securities, Fair Value, Due after 1 year but within 5 years	20,178,000	19,471,000
Available for sale Securities, Fair Value, Due after 5 years but within 10 years	46,801,000	63,895,000
Available for sale Securities, Fair Value, Due after 10 years	13,700,000	22,179,000
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Fair Value, Total	81,971,000	106,850,000
Equity Securities, Fair Value	1,143,000	1,156,000
Available for sale Securities, Fair Value	111,353,000	133,625,000	135,721,000
Held-to-maturity, Due after 1 year through 5 years, Amortized Cost	14,486,000
Held-to-maturity, Due after 5 years through 10 years, Amortized Cost	5,362,000
Held-to-maturity Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis	19,848,000
Held-to-maturity securities, Amortized Cost	71,096,000	0	$ 0
Held-to-maturity, Due after 1 year through 5, Fair Value	14,546,000
Held-to-maturity, Due after 5 years through 10 years, Fair Value	5,432,000
Held-to-maturity Securities, Debt Maturities, Single Maturity Date, Fair Value	19,978,000
Held-to-maturity, Fair Value	71,199,000	0
Mortgage-backed securities [Member]
Schedule of Investments [Line Items]
Available for sale Securities without a Single Maturity Date, Amortized Cost	28,543,000	26,181,000
Available for sale securities without a Single Maturity Date, Fair Value	28,239,000	$ 25,619,000
Held-to-maturity without Single Maturity Date, Amortized Cost	51,248,000
Held-to-maturity without Single Maturity Date, Fair Value	$ 51,221,000